Other long-term liabilities	12 Months Ended
Mar. 28, 2026
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Other long-term liabilities
10.	Other long-term liabilities:
In fiscal 2026 and 2025, the Company entered into various inventory supplier agreements relating to inventory purchases. These agreements require an initial payment upon receipt or within 30 days after receipt of inventory and the balances are repayable over monthly installments ranging
from
12
to
34
months. Certain of these inventory agreements are interest-free or interest-bearing at a rate ranging from
4.75
% to
6
%. As of March 28, 2026, the Company has U.S. $
12.2
 million (CAD $
16.9
million) outstanding on these inventory supplier agreements of which U.S. $
1.3
 million (CAD $
1.9
million) is presented in other long-term liabilities and the balance as accounts payable. As of March 29, 2025, the Company had U.S. $
7.6
 million (CAD $
10.9
million) outstanding on these inventory supplier agreements of which U.S. $
2.9
 million (CAD $
4.2
million) is presented in other long-term liabilities and the balance as accounts payable.
The cash flows related to inventory supplier agreements are presented in operating cash flows.